SCHEDULE OF CONCENTRATION OF RISK BY CUSTOMERS (Details) - Accounts Receivable [Member] - Customer Concentration Risk [Member]	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		30.20%	22.40%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		16.60%	18.30%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		12.70%	3.80%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		5.50%	2.70%
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		5.50%
Garment Manufacturing Segment [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	98.80%	98.40%	85.50%
Garment Manufacturing Segment [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	1.10%	1.60%
Garment Manufacturing Segment [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	0.10%	(0.00%)
Logistics Services Segment [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.80%	16.60%
Logistics Services Segment [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.80%	30.20%
Logistics Services Segment [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	7.70%	5.50%
Logistics Services Segment [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	6.70%	5.50%
Logistics Services Segment [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	6.50%	1.80%